Transfers	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Transfers	Transfers
The Company has a related finance company which maintains its own 401(k) plan. The two employer groups constitute an affiliated service group and, therefore, benefits in the plans do not become distributable and the unvested balance in the participant’s account is not forfeitable upon a participant’s transfer from one employer to the other. When a participant transfers from one employer to the other, any account balance is treated as a transfer between the plans.